Subsequent Events (Details Narrative)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 17, 2015 USD ($) shares	Mar. 30, 2015 shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Feb. 16, 2015 $ / shares
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues		245,096				9,357,578
Payments of Stock Issuance Costs (in Dollars) | $			$ 34,827		$ 62,144	$ 367,915
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			201,997		1,209,172	3,445,900
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		220,692	722,487		47,606
Employees [Member]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		24,404
Number of Employees		2
Private Placement [Member]
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares							$ 0.325
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares							0.0001
Number of Investors	18
Proceeds from Issuance of Private Placement (in Dollars) | $	$ 3,581,880
Stock Issued During Period, Shares, New Issues	11,021,170
Payments of Stock Issuance Costs (in Dollars) | $	$ 34,827
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	107,160
Share-based Compensation Arrangement by Share-based Payment Award, Option, Exercise Price (in Dollars per share) | $ / shares							$ 0.325
Proceeds from Issuance or Sale of Equity (in Dollars) | $	$ 3,547,053